Property, Plant and Equipment (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment (Details) [Line Items]
Impairment charge on total book value	S/ 42,858,000
Work in progress	4,830,000	S/ 8,698,000
Mining assets [member]
Property, Plant and Equipment (Details) [Line Items]
Net acquisition costs	S/ 15,367,000